Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
9	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2022	2023
	US$	US$
Salaries, welfare and outsourcing fee payable	1,916	2,460
Accrued advertising and other expenses	1,596	1,522
Provision for interests and penalties of taxes	—	1,163
Accrued professional service fees	613	642
Accrued rental and property management fees	71	148
Accrued staff reimbursements	49	55
Others	96	199
Total	4,341	6,189